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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 94.3%
738,453		ING Real Estate Fund - Class I		$11,143,252
1,116,038		ING Tactical Asset Allocation Fund - Class I		9,620,251
1,478,909		ING VP Index Plus International Equity Portfolio - Class I		9,509,387
609,657		ING VP Index Plus LargeCap Portfolio - Class I		8,016,995
231,221		ING VP Index Plus MidCap Portfolio - Class I		3,054,434
265,661		ING VP Index Plus SmallCap Portfolio - Class I		3,352,636
4,629,398		ING VP Intermediate Bond Portfolio - Class I		56,571,243
		Total Long-Term Investments
		(Cost $115,664,433)		101,268,198
SHORT-TERM INVESTMENTS: 5.6%
		Affiliated Mutual Fund: 5.6%
6,008,866		ING Institutional Prime Money Market Fund - Class I		6,008,866
		Total Short-Term Investments
		(Cost $6,008,866)		6,008,866
		Total Investments in Securities
		(Cost $121,673,299)*	99.9%	$107,277,064
		Other Assets and Liabilities - Net	0.1	148,886
		Net Assets	100.0%	$107,425,950

	*	Cost for federal income tax purposes is $122,025,060.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(14,747,996)
		Net Unrealized Depreciation		$(14,747,996)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$107,277,064	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$107,277,064	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 97.2%
845,440		ING Real Estate Fund - Class I		$12,757,688
3,193,742		ING Tactical Asset Allocation Fund - Class I		27,530,058
6,408,648		ING VP Index Plus International Equity Portfolio - Class I		41,207,609
3,052,926		ING VP Index Plus LargeCap Portfolio - Class I		40,145,971
1,323,180		ING VP Index Plus MidCap Portfolio - Class I		17,479,207
1,519,699		ING VP Index Plus SmallCap Portfolio - Class I		19,178,605
2,294,318		ING VP Intermediate Bond Portfolio - Class I		28,036,571
		Total Long-Term Investments
		(Cost $234,811,934)		186,335,709
SHORT-TERM INVESTMENTS: 2.4%
		Affiliated Mutual Fund: 2.4%
4,591,237		ING Institutional Prime Money Market Fund - Class I		4,591,237
		Total Short-Term Investments
		(Cost $4,591,237)		4,591,237
		Total Investments in Securities
		(Cost $239,403,171)*	99.6%	$190,926,946
		Other Assets and Liabilities - Net	0.4	802,822
		Net Assets	100.0%	$191,729,768

	*	Cost for federal income tax purposes is $240,196,485.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(49,269,539)
		Net Unrealized Depreciation		$(49,269,539)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$190,926,946	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$190,926,946	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 96.7%
1,124,611		ING Real Estate Fund - Class I		$16,970,376
3,190,764		ING Tactical Asset Allocation Fund - Class I		27,504,390
4,615,360		ING VP Index Plus International Equity Portfolio - Class I		29,676,767
1,742,949		ING VP Index Plus LargeCap Portfolio - Class I		22,919,786
881,450		ING VP Index Plus MidCap Portfolio - Class I		11,643,961
1,011,966		ING VP Index Plus SmallCap Portfolio - Class I		12,771,006
5,644,903		ING VP Intermediate Bond Portfolio - Class I		68,980,721
		Total Long-Term Investments
		(Cost $228,550,558)		190,467,007
SHORT-TERM INVESTMENTS: 3.5%
		Affiliated Mutual Fund: 3.5%
6,845,503		ING Institutional Prime Money Market Fund - Class I		6,845,503
		Total Short-Term Investments
		(Cost $6,845,503)		6,845,503
		Total Investments in Securities
		(Cost $235,396,061)*	100.2%	$197,312,510
		Other Assets and Liabilities - Net	(0.2)	(424,772)
		Net Assets	100.0%	$196,887,738

	*	Cost for federal income tax purposes is $236,255,528.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(38,943,018)
		Net Unrealized Depreciation		$(38,943,018)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$197,312,510	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$197,312,510	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	December 1, 2008